Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Income (Detail) - Fair value hedges [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Hedge ineffectiveness gains (losses) recognized in income	$ 49	$ (18)
Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Hedge ineffectiveness gains (losses) recognized in income	45	(16)
Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Hedge ineffectiveness gains (losses) recognized in income	4	(2)
Hedging instruments [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	(1,371)	1,784
Hedging instruments [member] | Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	(2,116)	1,531
Hedging instruments [member] | Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	745	253
Hedging risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	1,420	(1,802)
Hedging risk [member] | Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	2,161	(1,547)
Hedging risk [member] | Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedged items	$ (741)	$ (255)